Share and Other Capital - Schedule of Stock Options Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2019 Employee Period $ / shares shares
Statement Line Items [Line Items]
Options outstanding, Number (in shares) | Period	953,116
Options outstanding, Weighted average remaining contractual life (years)	6 years 6 months
Options outstanding, Weighted average exercise price (in US dollars per share)	$ 3.38
Options exercisable, Number (in shares) | Employee	578,117
Options exercisable, Weighted average remaining contractual life (years)	6 years 2 months 16 days
Options exercisable, Weighted average exercise price (in US dollars per share)	$ 4.58
Options outstanding and exercisable, Number (in shares) | shares	441
Options outstanding and exercisable, Weighted average remaining contractual life (years)	10 months 14 days
Options outstanding and exercisable, Weighted average exercise price (in CAN dollars per share)	$ 912.00
Exercise Price Range 1 [Member]
Statement Line Items [Line Items]
Range of US/CAN dollar-denominated options exercise price, lower limit	0.87
Range of US/CAN dollar-denominated options exercise price, upper limit	$ 1.45
Options outstanding, Number (in shares) | Period	160,000
Options outstanding, Weighted average remaining contractual life (years)	7 years 6 months 25 days
Options outstanding, Weighted average exercise price (in US dollars per share)	$ 0.91
Options exercisable, Number (in shares) | Employee
Options exercisable, Weighted average remaining contractual life (years)	0 years
Options exercisable, Weighted average exercise price (in US dollars per share)
Exercise Price Range 2 [Member]
Statement Line Items [Line Items]
Range of US/CAN dollar-denominated options exercise price, lower limit	1.46
Range of US/CAN dollar-denominated options exercise price, upper limit	$ 1.79
Options outstanding, Number (in shares) | Period	142,000
Options outstanding, Weighted average remaining contractual life (years)	7 years 3 months 4 days
Options outstanding, Weighted average exercise price (in US dollars per share)	$ 1.67
Options exercisable, Number (in shares) | Employee	108,667
Options exercisable, Weighted average remaining contractual life (years)	7 years 10 months 17 days
Options exercisable, Weighted average exercise price (in US dollars per share)	$ 1.74
Exercise Price Range 3 [Member]
Statement Line Items [Line Items]
Range of US/CAN dollar-denominated options exercise price, lower limit	1.80
Range of US/CAN dollar-denominated options exercise price, upper limit	$ 2.11
Options outstanding, Number (in shares) | Period	370,000
Options outstanding, Weighted average remaining contractual life (years)	5 years 8 months 2 days
Options outstanding, Weighted average exercise price (in US dollars per share)	$ 2.07
Options exercisable, Number (in shares) | Employee	213,334
Options exercisable, Weighted average remaining contractual life (years)	5 years 2 months 23 days
Options exercisable, Weighted average exercise price (in US dollars per share)	$ 2.06
Exercise Price Range 4 [Member]
Statement Line Items [Line Items]
Range of US/CAN dollar-denominated options exercise price, lower limit	2.12
Range of US/CAN dollar-denominated options exercise price, upper limit	$ 3.50
Options outstanding, Number (in shares) | Period	253,948
Options outstanding, Weighted average remaining contractual life (years)	7 years 11 days
Options outstanding, Weighted average exercise price (in US dollars per share)	$ 3.18
Options exercisable, Number (in shares) | Employee	228,948
Options exercisable, Weighted average remaining contractual life (years)	6 years 8 months 26 days
Options exercisable, Weighted average exercise price (in US dollars per share)	$ 3.30
Exercise Price Range 5 [Member]
Statement Line Items [Line Items]
Range of US/CAN dollar-denominated options exercise price, lower limit	3.51
Range of US/CAN dollar-denominated options exercise price, upper limit	$ 1,044.00
Options outstanding, Number (in shares) | Period	27,168
Options outstanding, Weighted average remaining contractual life (years)	2 years 9 months 14 days
Options outstanding, Weighted average exercise price (in US dollars per share)	$ 46.56
Options exercisable, Number (in shares) | Employee	27,168
Options exercisable, Weighted average remaining contractual life (years)	2 years 9 months 14 days
Options exercisable, Weighted average exercise price (in US dollars per share)	$ 46.56
Exercise Price Range 6 [Member]
Statement Line Items [Line Items]
Options outstanding and exercisable, Number (in shares) | shares	441
Options outstanding and exercisable, Weighted average remaining contractual life (years)	10 months 14 days
Options outstanding and exercisable, Weighted average exercise price (in CAN dollars per share)	$ 912.00